Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Summary of intangible assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Cost
Balance – December 31, 2020	1,534	577	50	2,161
Effects of foreign exchange	(119)	(45)	(4)	(168)
Balance – December 31, 2021	1,415	532	46	1,993
Effects of foreign exchange	(80)	(30)	(3)	(113)
Balance – December 31, 2022	1,335	502	43	1,880

	Acquired
	Customer relationships	Technology	Trademarks	Total

Accumulated amortization
Balance – December 31, 2020	43	19	3	65
Amortization	248	109	16	373
Effects of foreign exchange	(15)	(4)	(2)	(21)
Balance – December 31, 2021	276	124	17	417
Amortization	219	99	15	333
Effects of foreign exchange	(12)	(5)	(3)	(20)
Balance – December 31, 2022	483	218	29	730

Carrying value
Balance – December 31, 2021	1,139	408	29	1,576
Balance – December 31, 2022	852	284	14	1,150